Redeemable noncontrolling interest	12 Months Ended
Dec. 31, 2020
Redeemable Noncontrolling Interest [Abstract]
REDEEMABLE NONCONTROLLING INTEREST
4.	Redeemable noncontrolling interest

On April 15, 2019, UMB contributed $6.00 million to acquire 6,000 units for a 12.5% ownership interest in Ittella International. The Company incurred issuance costs of $0.13 million resulting in net consideration received of $5.87 million.

Per the terms of Ittella International’s operating agreement, UMB was provided with a put right which may cause Ittella International to purchase all, but not less than all of UMB units upon notice (“Put Notice”). UMB could have provided the Put Notice to Ittella International at any time for any reason after April 15, 2024. If Ittella International did not accept the price proposed in the Put Notice, the consideration to be paid by Ittella International to UMB for the units that were the subject of the Put Notice will be the fair market value of the units as established by a third party appraisal, subject to a floor for the fair value at 85%. If the fair value was less than 85% of the consideration proposed by UMB in their Put Notice, UMB may have chosen to abandon the transfer. The put right constituted a redemption feature and therefore UMB’s noncontrolling interest (the “Redeemable Noncontrolling Interest”) was classified as temporary equity (mezzanine) in the accompanying consolidated financial statements.

The Redeemable Noncontrolling Interest was initially measured at fair value, which has been determined by the Company to equal the consideration received from UMB, net of transaction costs.

The Redeemable Noncontrolling Interest was not redeemable until April 2024; however, it was probable of becoming redeemable with the passage of time. Therefore, the subsequent measurement of the Redeemable Noncontrolling Interest at each reporting date was determined as the higher of (1) the initial carrying amount, increased or decreased for the redeemable noncontrolling interest’s share of net income and other comprehensive income, or (2) the redemption value, which was determined to be fair value per the terms of Ittella International’s operating agreement above. In determining the measurement method of redemption value, the Company elected to accrete changes in the redemption value over the period from the date of issuance to the earliest redemption date (i.e. April 2024) of the instrument using the effective interest method. Changes in the redemption value are considered to be changes in accounting estimates. Redemption value was determined using a combination of the market approach and income approach. Under the market approach, the Company estimated fair value based on market multiples of EBITDA of comparable companies. Under the income approach, the Company measured fair value based on a projected cash flow method using a discount rate determined by its Management which is commensurate with the risk inherent in its current business model.

Changes in the carrying value of the Redeemable Noncontrolling Interest were as follows for the years ended December 31, 2020 and 2019:

Amount (in thousands)
Redeemable Noncontrolling Interest as of December 31, 2019	$6,930
Contribution from noncontrolling interest	1,143
Net income attributable to redeemable noncontrolling interest	283
Accretion to redeemable noncontrolling interest to redemption value	36,719
Reverse recapitalization transaction	(45,075)
Redeemable Noncontrolling Interest as of December 31, 2020	$-

Amount (in thousands)
Contribution from UMB on April 15, 2019	$6,000
Changes to attribution of net assets to noncontrolling interest	(1,053)
Net income attributable to redeemable noncontrolling interest	731
Accretion to redeemable noncontrolling interest to redemption value	1,252
Redeemable Noncontrolling Interest as of December 31, 2019	$6,930

As discussed in Note 3, all redeemable noncontrolling interest classified as mezzanine equity was reclassified to permanent equity in connection with the contribution of UMB’s 12.5% equity interests in Ittella International to Myjojo (Delaware) in exchange for Myjojo (Delaware)’s common stock and were exchanged for Forum Class A common stock upon consummation of the Transaction.